SEGMENT REPORTING (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	2
Net revenues	$ 1,291,620	$ 1,292,718	$ 1,340,028
Income (loss) from operations	233,175	181,408	229,506
Accretion of discount to the relinquishment liability	(227)	(2,205)	(4,974)
Interest income	7,983	7,066	6,271
Interest expense, net of capitalized interest	(143,876)	(147,933)	(170,150)
Loss on early extinguishment of debt	(3,987)	(62,041)	(11,516)
Other expense, net	(929)	(853)	(1,595)
Net income (loss)	92,139	(24,558)	47,542
Loss attributable to non-controlling interests	2,255	380	2,784
Net income (loss) attributable to Mohegan Tribal Gaming Authority	94,394	(24,178)	50,326
Capital expenditures incurred	30,024	32,628	66,053
Total assets	2,020,133	2,035,531
Operating Segments | Mohegan Sun
Segment Reporting Information [Line Items]
Net revenues	994,010	995,100	1,042,078
Income (loss) from operations	212,211	181,325	212,680
Capital expenditures incurred	24,521	19,518	27,652
Total assets	1,332,458	1,368,352
Operating Segments | Mohegan Sun Pocono
Segment Reporting Information [Line Items]
Net revenues	295,135	296,578	296,648
Income (loss) from operations	45,817	36,956	43,763
Capital expenditures incurred	5,448	3,946	4,673
Total assets	555,449	551,655
Operating Segments | Corporate and other
Segment Reporting Information [Line Items]
Net revenues	7,567	5,391	1,302
Income (loss) from operations	(24,853)	(36,873)	(26,937)
Capital expenditures incurred	55	9,164	33,728
Total assets	132,226	115,524
Inter-segment revenues
Segment Reporting Information [Line Items]
Net revenues	$ (5,092)	$ (4,351)	$ 0